Fair Value (Details 2) - Level 3 [Member] - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets classified as level 3		$ 524,178	$ 471,192	$ 246,405
Assets classified as level 3, Purchases		59,504	109,477	93,748
Assets classified as level 3, Maturities		(7,438)	(11,390)	(5,039)
Assets classified as level 3, Earnings	[1]	171,920	(45,101)	136,078
Assets classified as level 3		748,164	524,178	471,192
Liabilities classified as level 3		524,178	471,192	246,405
Liabilities classified as level 3, Purchases		59,504	109,477	93,748
Liabilities classified as level 3, Maturities		(7,438)	(11,390)	(5,039)
Liabilities classified as level 3, Earnings	[1]	171,920	(45,101)	136,078
Liabilities classified as level 3		748,164	524,178	471,192
Derivative
Assets classified as level 3		524,178	471,192	246,405
Assets classified as level 3, Purchases		59,504	109,477	93,748
Assets classified as level 3, Maturities		(7,438)	(11,390)	(5,039)
Assets classified as level 3, Earnings	[1]	171,920	(45,101)	136,078
Assets classified as level 3		748,164	524,178	471,192
Liabilities classified as level 3		524,178	471,192	246,405
Liabilities classified as level 3, Purchases		59,504	109,477	93,748
Liabilities classified as level 3, Maturities		(7,438)	(11,390)	(5,039)
Liabilities classified as level 3, Earnings	[1]	171,920	(45,101)	136,078
Liabilities classified as level 3		$ 748,164	$ 524,178	$ 471,192

[1]	Included in net income is realized gains and losses associated with embedded derivatives.